Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Real Estate [Abstract]
Investments
3.	Investments
Investments in Real Estate
Investments in real estate, net consisted of the following ($ in thousands):

	September 30, 2021	December 31, 2020
Building and building improvements	$7,498,062	$3,860,297
Land and land improvements	1,379,087	689,107
Furniture, fixtures and equipment	129,093	76,808
Right of use asset - operating lease (1)	105,236	101,382

Total	9,111,478	4,727,594
Accumulated depreciation and amortization	(272,694)	(130,540)

Investments in real estate, net	$8,838,784	$4,597,054

(1)	Refer to Note 13 for additional details on the Company’s leases.

During the nine months ended September 30, 2021, the Company acquired interests in 101 properties, which were comprised of 60 industrial properties, 37 multifamily properties, three office properties and one other property. During the year ended December 31, 2020, the Company acquired interests in 73 properties, which were comprised of 60 multifamily properties, 10 industrial properties, two office buildings, and one medical office building.
The following table provides details of the properties acquired during the nine months ended September 30, 2021 ($ in thousands):

Segments	Number of Transactions	Number of Properties	Sq. Ft. (in thousands)/ Units	Purchase Price (1)
Multifamily properties	8	37	10,861 units	$2,692,598
Industrial properties	5	60	10.38 sq. ft.	1,560,968
Office properties	1	3	0.46 sq. ft.	135,242
Other properties	1	1	0.14 sq. ft.	94,593

	15	101		$4,483,401

(1)	Purchase price is inclusive of acquisition-related costs.
The following table summarizes the purchase price allocation for the properties acquired during the nine months ended September 30, 2021 ($ in thousands):

Amount
Building and building improvements	$3,588,114
Land and land improvements	685,437
Furniture, fixtures and equipment	49,824
In-place lease intangibles	125,655
Above-market lease intangibles	7,406
Below-market lease intangibles	(12,741)
Above-market ground lease intangibles	(2,292)
Other intangibles	12,376

Total purchase price (1)	$4,453,779

Assumed mortgage notes	(156,515)
Non-controlling interest	(3,349)

Net purchase price	$4,293,915

(1)	Purchase price excludes acquisition-related costs of $29.6 million.
The weighted-average amortization periods for the acquired in-place lease intangibles, above-market lease intangibles, below-market lease intangibles and above-market ground lease intangibles for the properties acquired during the nine months ended September 30, 2021 were four years, six years, five years and 32 years, respectively.
Investments in Unconsolidated Real Estate Ventures
On March 13, 2019, the Company entered into a joint venture (the “Joint Venture”) to acquire a Fort Lauderdale hotel. The Company owns a 43% interest in the Joint Venture. The Joint Venture is accounted for using the equity method of accounting and is included in Investment in unconsolidated real estate venture in the Company’s Condensed Consolidated Balance Sheets. The Company’s investment in the Joint Venture totaled $10.4 million and $11.0 million as of September 30, 2021 and December 31, 2020, respectively. The Company’s loss from its investment in the Joint Venture is presented in Loss from unconsolidated real estate ventures on the Company’s Condensed Consolidated Statements of Operations and totaled ($0.4) million and ($0.4) million for the three and nine months ended September 30, 2021 and ($0.7) million and ($0.9) million for the three and nine months ended September 30, 2020, respectively.

3.	Investments
Investments in Real Estate
Investments in real estate, net consisted of the following ($ in thousands):

	December 31, 2020	December 31, 2019
Building and building improvements	$3,860,297	$1,455,204
Land and land improvements	689,107	322,520
Furniture, fixtures and equipment	76,808	46,268
Right of use asset—operating lease (1)	101,382	—

Total	4,727,594	1,823,992
Accumulated depreciation and amortization	(130,540)	(25,948)

Investments in real estate, net	$4,597,054	$1,798,044

(1)	Refer to Note 13 for additional details on the Company’s leases.

During the year ended December 31, 2020, the Company acquired interests in 73 properties, which were comprised of 60 multifamily properties, 10 industrial properties, two office buildings, and one medical office building. During the year ended December 31, 2019, the Company acquired interests in 71 properties, which were comprised of 16 multifamily properties, eight hotel properties, 12 office buildings, 33 industrial properties and two medical office buildings.
The following table provides further details of the properties acquired during the years ended December 31, 2020 and 2019 ($ in thousands):

Investment	Ownership Interest (1)	Number of Properties	Location	Sector	Acquisition Date	Real Estate Acquisition (2)
Florida Multifamily Portfolio	100%	4	Jacksonville/Naples, FL	Multifamily	January 2019	$104,049
U.S. Select Service Portfolio	100%	8	FL, CO, TN, OH, AR	Hotel	January 2019	232,198
Savannah Multifamily	100%	1	Savannah, GA	Multifamily	January 2019	36,847
Phoenix Multifamily	100%	1	Mesa, AZ	Multifamily	January 2019	46,779
Florida Office Portfolio	97%	11	Jacksonville, FL	Office	May 2019	233,287
Concord Park Apartments	100%	1	Fort Meade, MD	Multifamily	July 2019	88,203
Columbus Mixed Use Portfolio	96%	5	Columbus, OH	Multifamily/Office	September- October 2019	279,513
Cascades Apartments	100%	1	Charlotte, NC	Multifamily	October 2019	109,824
Thornton Apartments	100%	1	Alexandria, VA	Multifamily	October 2019	181,678
Exchange on Erwin	100%	3	Durham, NC	Multifamily/Medical Office	November 2019	112,385
Midwest Industrial Portfolio	95%	33	IL, IN, OH, WI	Industrial	November 2019	322,451
The Griffin	100%	1	Scottsdale, AZ	Multifamily	December 2019	96,634
Avida Apartments	100%	1	Salt Lake City, UT	Multifamily	December 2019	87,381
Southeast Affordable Housing Portfolio	100%	22	Various (3)	Multifamily	Various 2020	597,160
Nashville Office	100%	1	Nashville, TN	Office	February 2020	265,404
Barlow Building	100%	1	Chevy Chase, MD	Medical Office	March 2020	162,212
60 State Street	100%	1	Boston, MA	Office	March 2020	613,052
Highlands Portfolio	96%	3	Columbus, OH	Multifamily	June 2020	103,228
The Baxter Decatur	100%	1	Atlanta, GA	Multifamily	August 2020	82,199
Airport Logistics Park	100%	6	Nashville, TN	Industrial	September 2020	62,806
Mid-Atlantic Affordable Housing Portfolio	100%	28	Various (4)	Multifamily	October 2020	537,899
Marshfield Industrial Portfolio	100%	4	Baltimore, MD	Industrial	October 2020	166,800
Florida Affordable Housing Portfolio II	100%	4	Jacksonville, FL	Multifamily	October 2020	114,492
Acadia	100%	1	Ashburn, VA	Multifamily	December 2020	191,372
Kalina Way	100%	1	Salt Lake City, UT	Multifamily	December 2020	84,281

		144				$4,912,134

(1)
Certain of the investments made by the Company provide the seller or the other partner a profits interest based on certain internal rate of return hurdles being achieved. Such investments are consolidated by the Company and any profits interest due to the other partner is reported within non-controlling interests.

(2)	Purchase price is inclusive of acquisition-related costs.
(3)
The Southeast Affordable Housing Portfolio is primarily concentrated in Jacksonville, FL (26% of units), Orlando, FL (25%), Newport News, VA (11%), Tucson, AZ (8%), Charlotte, NC (6%) and Raleigh, NC (6%).

(4)	The Mid-Atlantic Affordable Portfolio is primarily concentrated in Washington, D.C. (35% of units), Norfolk/Newport, VA (22%) and Raleigh-Durham, NC (7%).

The following table summarizes the purchase price allocation for the properties acquired during the year ended December 31, 2020 ($ in thousands):

	60 State Street	Southeast Affordable Housing Portfolio	Mid-Atlantic Affordable Housing Portfolio	Nashville Office	Acadia	All Other	Total
Building and building improvements	$479,534	$459,398	$430,271	$228,180	$167,516	$626,162	$2,391,061
Land and land improvements	473	114,954	85,327	21,636	18,337	101,529	342,256
Furniture, fixtures and equipment	—	8,269	7,816	—	2,224	9,721	28,030
Below-market ground lease (1)	95,201	—	—	—	—	—	95,201
In-place lease intangibles	47,736	8,118	7,886	18,791	2,073	29,795	114,399
Above-market lease intangibles	10,369	—	—	410	—	5,910	16,689
Below-market lease intangibles	(19,063)	—	—	(4,917)	—	(5,217)	(29,197)

Total purchase price (2)	$614,250	$590,739	$531,300	$264,100	$190,150	$767,900	$2,958,439

Non-controlling interest	—	—	—	—	—	(1,178)	(1,178)

Net purchase price	$614,250	$590,739	$531,300	$264,100	$190,150	$766,722	$2,957,261

(1)
The below-market ground lease value was recorded as a component of the Right of use asset – operating leases on the Company’s Consolidated Balance Sheet. Refer to Note 13 for additional details on the Company’s leases.

(2)	Purchase price does not include acquisition related costs of $22.5 million.
The weighted-average amortization periods for the acquired in-place lease intangibles, above-market lease intangibles, below-market lease intangibles and below-market ground lease for the properties acquired during the year ended December 31, 2020 were six years, seven years, eight years and 47 years, respectively.
The following table summarizes the purchase price allocation for the properties acquired during the year ended December 31, 2019 ($ in thousands):

	Midwest Industrial Portfolio	Florida Office Portfolio	Thornton Apartments	U.S. Select Service Portfolio	Columbus Mixed Use Portfolio	All Other	Total
Building and building improvements	$233,915	$158,206	$144,345	$164,266	$214,109	$521,414	$1,436,255
Land and land improvements	60,045	45,809	30,472	42,256	17,262	125,014	320,858
Furniture, fixtures and equipment	—	—	2,581	22,377	9,531	10,769	45,258
In-place lease intangibles	24,061	26,286	2,776	—	11,534	12,948	77,605
Above-market lease intangibles	2,839	1,544	—	—	90	909	5,382
Below-market lease intangibles	(2,585)	(846)	—	—	(2,549)	(1,059)	(7,039)
Other intangibles	1,350	—	—	101	25,023	2,219	28,693

Total purchase price (1)	$319,625	$230,999	$180,174	$229,000	$275,000	$672,214	$1,907,012

Assumed mortgage notes (2)	—	—	—	(84,013)	(107,731)	(136,920)	(328,664)
Non-controlling interest	(5,480)	(2,880)	—	—	(3,363)	—	(11,723)

Net purchase price	$314,145	$228,119	$180,174	$144,987	$163,906	$535,294	$1,566,625

(1)	Purchase price does not include acquisition related costs of $24.2 million.
(2)
Includes deferred income reported as a component of Accounts payable, accrued expenses and other liabilities on the Company’s Consolidated Balance Sheets. See Note 2 for additional details on the Company’s deferred income. See Note 6 for additional details on the Company’s mortgage notes.

The weighted-average amortization periods for the acquired below-market lease intangibles, in-place lease intangibles, above-market lease intangibles and other intangibles for the properties acquired during the year ended December 31, 2019 were six years, four years, five years and twelve years, respectively.
The estimated future amortization on the Company’s below-market ground lease for each of the next five years and thereafter as of December 31, 2020 is as follows ($ in thousands):

Year	Below-market Ground Lease
2021	$2,036
2022	2,036
2023	2,036
2024	2,036
2025	2,036
Thereafter	83,492

Total	$93,672

Investments in unconsolidated real estate ventures
On March 13, 2019, the Company entered into a joint venture (the “Joint Venture”) to acquire a Fort Lauderdale hotel. The Company owns a 43% interest in the Joint Venture. The Joint Venture is accounted for using the equity method of accounting and is included in Investment in unconsolidated real estate venture in the Company’s Consolidated Balance Sheets. The Company’s investment in the Joint Venture totaled $11.0 million and $12.2 million as of December 31, 2020 and 2019, respectively. The Company’s (loss) income from its investment in the Joint Venture is presented in (Loss) earnings from unconsolidated real estate ventures on the Company’s Consolidated Statements of Operations and totaled ($1.5) million and $0.2 million for the years ended December 31, 2020 and 2019, respectively.